Organization and principal activities - Risks in relation to the VIE structure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) agreement item	Dec. 31, 2018 CNY (¥) agreement item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ASSETS
Cash and cash equivalents	$ 53,944	¥ 370,891,000	¥ 27,292,000	¥ 1,836,000	$ 66,532	¥ 457,442,000	$ 53,944	¥ 370,891,000	¥ 27,292,000	¥ 1,836,000
Restricted time deposits	727	5,000,000	0	0	36,739	252,599,000	727	5,000,000	0
Short-term investments								2,000,000
Short-term financing receivables, net					107,936	742,117,000		1,506,179,000
Accrued interest receivable, net					1,607	11,052,000		7,637,000
Accounts receivable, net					6,931	47,652,000		36,556,000
Prepayments and other current assets					33,308	229,008,000		68,903,000
Amounts due from related parties					69,148	475,426,000		229,026,000
Total current assets					322,201	2,215,296,000		2,226,192,000
Long-term investments					8,441	58,038,000		6,439,000
Long-term financing receivables, net					2,746	18,882,000		178,627,000
Property, equipment and software, net					1,135	7,806,000		6,647,000
Intangible assets, net					789	5,423,000		7,212,000
Goodwill					3,735	25,680,000		25,680,000
Deferred tax assets					5,367	36,901,000
Total non-current assets					22,213	152,730,000		224,605,000
TOTAL ASSETS					344,414	2,368,026,000		2,450,797,000
LIABILITIES
Short-term borrowings					31,998	220,000,000
Short-term funding debts					98,896	679,957,000		1,220,884,000
Accrued interest payable					2,185	15,021,000		7,174,000
Accounts payable					5,648	38,850,000		43,043,000
Amounts due to related parties					14,050	96,596,000		375,369,000
Tax payable					8,302	57,081,000		22,386,000
Financial guarantee liabilities					2,260	15,537,000
Accrued expenses and other liabilities					22,902	157,462,000		112,189,000
Total current liabilities					186,241	1,280,504,000		2,023,318,000
Long-term funding debts					3,127	21,498,000		469,733,000
Amounts due to related parties								11,120,000
Total non-current liabilities					4,399	30,246,000		489,674,000
TOTAL LIABILITIES					190,640	1,310,750,000		2,512,992,000
Total net revenues	153,100	1,052,641,000	568,720,000	54,874,000
Net (loss)/income	315	2,171,000	(84,860,000)	(200,494,000)
Net cash (used in)/provided by operating activities	15,754	108,309,000	197,438,000	(123,066,000)
Net cash (used in)/provided by investing activities	36,445	250,576,000	(1,444,773,000)	(108,178,000)
Net cash provided by/(used in) financing activities	(7,165)	(49,254,000)	1,595,968,000	256,700,000
Net increase in cash, cash equivalents and restricted time deposits	48,600	334,150,000	348,599,000	25,456,000
Cash and cash equivalents at beginning of the year	53,944	370,891,000	27,292,000	1,836,000
Restricted time deposits at beginning of the year	727	5,000,000	0
Cash, cash equivalents and restricted time deposits at end of the year					$ 103,271	710,041,000	$ 54,671	375,891,000	27,292,000	1,836,000
Cash and cash equivalents at end of the year	66,532	457,442,000	370,891,000	27,292,000
Restricted time deposits at end of the year	$ 36,739	252,599,000	5,000,000	0
Consolidated VIEs
ASSETS
Cash and cash equivalents		159,189,000	27,292,000	1,836,000		232,913,000		159,189,000	27,292,000	¥ 1,836,000
Restricted time deposits		5,000,000	5,000,000			7,033,000		5,000,000
Short-term investments								2,000,000
Short-term financing receivables, net						742,117,000		1,506,179,000
Accrued interest receivable, net						11,052,000		7,637,000
Accounts receivable, net						47,148,000		36,556,000
Prepayments and other current assets						32,814,000		38,516,000
Amounts due from the Company and its subsidiaries						2,321,846,000		337,200,000
Amounts due from related parties						56,674,000		91,244,000
Total current assets						3,451,597,000		2,183,521,000
Long-term investments						35,000,000
Long-term financing receivables, net						18,882,000		178,627,000
Property, equipment and software, net						4,819,000		4,506,000
Intangible assets, net						5,382,000		7,163,000
Goodwill						25,680,000		25,680,000
Deferred tax assets						36,840,000
Total non-current assets						126,603,000		215,976,000
TOTAL ASSETS						3,578,200,000		2,399,497,000
LIABILITIES
Short-term borrowings						220,000,000		0
Short-term funding debts						679,957,000		1,220,884,000
Accrued interest payable						15,021,000		7,174,000
Accounts payable						37,691,000		42,985,000
Amounts due to related parties						80,713,000		344,028,000
Tax payable						51,633,000		21,327,000
Financial guarantee liabilities						15,537,000		0
Accrued expenses and other liabilities						123,624,000		81,180,000
Amounts due to the Company and its subsidiaries						2,261,088,000		239,812,000
Total current liabilities						3,485,264,000		1,957,390,000
Long-term funding debts						21,498,000		469,733,000
Amounts due to related parties						0		11,120,000
Total non-current liabilities						21,498,000		480,853,000
TOTAL LIABILITIES						3,506,762,000		2,438,243,000
Total net revenues		1,080,451,000	661,417,000	54,874,000
Net (loss)/income		62,190,000	(31,343,000)	(200,494,000)
Net cash (used in)/provided by operating activities		86,135,000	83,080,000	(123,066,000)
Net cash (used in)/provided by investing activities		725,862,000	(1,444,358,000)	(108,178,000)
Net cash provided by/(used in) financing activities		(736,240,000)	1,498,175,000	256,700,000
Net increase in cash, cash equivalents and restricted time deposits		75,757,000	136,897,000	25,456,000
Cash and cash equivalents at beginning of the year		159,189,000	27,292,000	1,836,000
Restricted time deposits at beginning of the year		5,000,000
Cash, cash equivalents and restricted time deposits at end of the year						¥ 239,946,000		¥ 164,189,000	¥ 27,292,000
Cash and cash equivalents at end of the year		232,913,000	159,189,000	¥ 27,292,000
Restricted time deposits at end of the year		7,033,000	¥ 5,000,000
Assets of the VIEs and VIEs' subsidiaries that are collateral		¥ 0
Contractual arrangement that could require the relevant PRC subsidiaries | agreement	0	0
Amount of VIE where the Company or any subsidiary has a variable interest | item	0	0